Summary of Significant Accounting Policies (Details) - Schedule of Type of Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of type of Customers [Abstract]
Revenue	$ 97,098,915	$ 103,346,341	$ 104,037,710
Direct Sales [Member]
Schedule of type of Customers [Abstract]
Revenue	8,077,373	9,465,644	9,499,748
Distributors [Member]
Schedule of type of Customers [Abstract]
Revenue	$ 89,021,542	$ 93,880,697	$ 94,537,962